3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Office equipment
	December 31, 2015	December 31, 2014
Office equipment	$11,614	$11,614
Accumulated depreciation	(11,614)	(11,614)
Net book value	$–	$–

Assumptions used for stock option plans
	2015	2014	2013
Dividend yield	n/a	0%	0%
Expected volatility	n/a	147.1%	144.2%
Risk-free rate	n/a	1.79%	2.77%
Expected life in years	n/a	10	8.5

Liabilities measured at fair value

December 31, 2015:

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$1,153,491	$1,153,491

December 31, 2014:

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$4,482,926	$4,482,926